Short-term investments	12 Months Ended
Dec. 31, 2022
Short-term Investments Disclosure [Abstract]
Short-term investments

Note 4 – Short-term investments

Short-term investments consist of the following:

	As of December 31,	As of December 31,
	2022	2021

Marketable securities	$5,611,815	$1,114,770
Time deposits	172,402	18,000,000
Wealth management products	51,160	16,328,476
Total	$5,835,377	$35,443,246

The balances of wealth management products as of December 31, 2022 and 2021 represent wealth management products with variable rates of return or non-principle-guaranteed purchased from commercial banks.

For the years ended December 31, 2022, 2021 and 2020, the unrealized loss related to investments in marketable securities was $640,998, $3,890,427 and nil, respectively.

There was no unrealized gain or loss associated with the wealth management products as of December 31, 2022 and 2021. No impairment charges were recorded for the years ended December 31, 2022, 2021 and 2020.